DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of Deposits and Obligations [Abstract]
Disclosure of deposits from customers [text block]
13	DEPOSITS AND OBLIGATIONS

a)	This item consists of the following:

	2017	2016
	S/(000)	S/(000)

Demand deposits	29,770,276	28,506,270
Time deposits (c)	30,184,314	22,531,305
Saving deposits	28,633,099	26,684,134
Severance indemnity deposits	7,170,934	7,117,685
Bank’s negotiable certificates	959,051	743,726
Total	96,717,674	85,583,120
Interest payable	452,737	333,267
Total	97,170,411	85,916,387

The Group has established a policy to remunerate demand deposits and savings deposits according to an interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.

Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.

b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2017	2016
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	26,786,474	24,718,582
In other countries	2,596,435	3,366,109
	29,382,909	28,084,691

Interest-bearing -
In Peru	60,372,602	52,472,191
In other countries	6,962,163	5,026,238
	67,334,765	57,498,429

Total	96,717,674	85,583,120

c)	The balance of time deposits classified by maturity is as follows:

	2017	2016
	S/(000)	S/(000)

Up to 3 months	15,152,619	11,017,649
From 3 months to 1 year	8,735,918	6,614,180
From 1 to 3 years	3,478,314	2,770,452
From 3 to 5 years	702,962	777,729
Over 5 years	2,114,501	1,351,295
Total	30,184,314	22,531,305

As of December 31, 2017 and 2016, Management considers the Group’s deposits and obligations are diversified with no significant concentrations.

At December 31, 2017 and 2016, of the total balance of deposits and obligations in Peru, approximately S/30,064.8 million and S/28,239.3 million are secured by the Peruvian “Fondo de Seguro de Depósitos” (Deposit Insurance Fund). At said dates, maximum coverage recognized by “Fondo de Seguro de Depósitos” totaled S/97,529 and S/97,644, respectively.